AMG Systematic Mid Cap Value Fund
AMG Systematic Mid Cap Value Fund
INVESTMENT OBJECTIVE
The AMG Systematic Mid Cap Value Fund’s (the “Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG Systematic Mid Cap Value Fund		Class N	Class I
Management Fee		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.36%	0.36%
Total Annual Fund Operating Expenses		1.21%	0.96%
Fee Waiver and Expense Reimbursements	[2]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[2]	1.12%	0.87%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least July 1, 2019, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.87% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through July 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG Systematic Mid Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	114	375	656	1,458
Class I	89	297	522	1,170

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-capitalization companies. The term “mid-capitalization companies” refers to companies with capitalizations that, at the time of purchase of securities of such companies, are within the range of capitalizations of companies in the Russell Midcap® Index (the “Index”). As of May 11, 2018, the date of the latest reconstitution of the Index (implemented by the Index June 22, 2018), the range of market capitalizations for the Index was $2.5 billion to $34.7 billion. This capitalization range will change over time. In pursuing its investment strategy, the Fund will generally invest in equity securities, which include, but are not limited to, common and preferred stock, REITs and ADRs. The Fund may also invest in foreign securities trading on U.S. markets. The Fund may retain a security if, after purchase of the security, the issuer’s capitalization falls out of the mid-capitalization range described above. Because of this, the Fund may have less than 80% of its net assets in securities of mid-capitalization companies at any given time.

Systematic Financial Management, L.P. (“Systematic” or the “Subadviser”) serves as Subadviser to the Fund and applies a strategic combination of qualitative and quantitative research seeking to identify high-quality, attractively valued mid-capitalization companies exhibiting a confirmed catalyst for stock price appreciation when deciding which stocks to buy or sell. Typically, Systematic:
  Invests in companies it believes have a combination of attractive valuations and a positive earnings catalyst.
  Invests in companies from all sectors of the market, based on Systematic’s quantitative and fundamental research and analysis of various characteristics.
  Seeks companies with a confirmed catalyst for sustained fundamental improvement that it believes will lead to revised earnings estimates or earnings surprises in the future, in an attempt to provide investors with investment results that are above the returns of the Fund’s benchmark, the Russell Midcap® Value Index, over the long term.
  Deploys a disciplined investment process encompassing:
— Comprehensive fundamental research on purchase candidates identified through a quantitative screen in an effort to gauge investor expectations and to identify those companies with confirmed fundamental improvement.

— A detailed financial statement analysis performed on companies with confirmed fundamental improvement expectations to identify the source of improvement, its sustainability, and its likelihood of triggering upward revisions to earnings estimates in the future.

— A valuation assessment of companies with high quality and sustainable earnings, the objective of which is to evaluate the attractiveness of investment candidates on both an absolute and a relative basis.
When making the final investment decision Systematic seeks to invest in companies that trade at a discount to the Index and their peers in their economic sector or industry group, and at the lower end of their own historical valuation range.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Russell Midcap® Value Index is exposed substantially to certain sectors of the market, the Fund will also be subject to the risks of that sector or sectors.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class I)

Best Quarter: 17.49% (3rd Quarter 2009) Worst Quarter: -25.05% (4th Quarter 2008) Year-to-Date (as of 3/31/18): -3.38%
Average Annual Total Returns as of 12/31/17
Average Annual Total Returns - AMG Systematic Mid Cap Value Fund	1 Year	5 Years	10 Years
Class N	14.78%	12.46%	7.41%
Class I	15.11%	12.77%	7.69%
Class I | Return After Taxes on Distributions	14.86%	10.81%	6.59%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	8.76%	9.55%	5.89%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)	13.34%	14.68%	9.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only, and after-tax returns for Class N shares will vary.